ASSETS CLASSIFIED AS HELD FOR SALE	12 Months Ended
Dec. 31, 2023
ASSETS CLASSIFIED AS HELD FOR SALE
ASSETS CLASSIFIED AS HELD FOR SALE

23.ASSETS CLASSIFIED AS HELD FOR SALE

The Group classified certain long - lived assets under the Automobiles segment, as held for sale as of December 31, 2023 due to its plan to dispose of these assets.

	As of December 31,
	2022	2023	2023
	VND million	VND million	USD
Carrying value of assets held for sale
Assets of Lang Lang Proving Ground	360,893	—	—
Total	360,893	—	—

In accordance with the Director’s Resolution dated 6 September 2021 of VinFast Australia Pty Ltd, the Group established a plan to dispose of fixed assets of Lang Lang Proving Ground in Australia. As of December 31, 2022, the Group identified a potential customer and was in the process of negotiation to finalize a sale agreement. However, the transaction was not completed by the end of 2023 given the Group’s non- agreement to continuously extend the due diligence period as required by the potential customer, the Group reclassified the Lang Lang Proving Ground from assets held for sale to assets held in use as of December 31, 2023.